Research Portfolio | Institutional Shares
PORTFOLIO SUMMARY Research Portfolio (formerly named Janus Portfolio)
INVESTMENT OBJECTIVE
Research Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Research Portfolio Institutional Shares Institutional Shares, Research Portfolio
Operating Expenses Column [Text]	Institutional Shares
Management Fees (may adjust up or down)	0.53%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.64%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Research Portfolio | Institutional Shares | Institutional Shares, Research Portfolio | USD ($)	Institutional Shares	65	205	357	798

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 58% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team led by Janus Capital’s Director of Research Carmel Wellso (the “Research Team”), select investments for the Portfolio that represent the Research Team’s high-conviction investment ideas in all market capitalizations and styles. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities. Although the Research Team may find high-conviction investment ideas anywhere in the world, the Research Team emphasizes investments in securities of U.S.-based issuers.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Ms. Wellso oversees the investment process and is responsible for the day-to-day management of the Portfolio. It is expected that the Portfolio will be broadly diversified among a variety of industry sectors. The Portfolio intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Portfolio’s uninvested assets may be held in cash or similar instruments.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk.  The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Growth Securities Risk.  The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. The Portfolio’s Research Team compares and broadly matches the Portfolio’s sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Portfolio underperformance relative to indices less biased toward growth stocks.

Securities Lending Risk.  The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Management Risk.  The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Portfolio may fail to produce the intended results. The Portfolio may underperform its benchmark index or other mutual funds with similar investment objectives.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Annual Total Returns for Institutional Shares (calendar year-end)

Best Quarter: 1st Quarter 2012 16.55% Worst Quarter: 4th Quarter 2008 – 22.06%
Average Annual Total Returns (periods ended 12/31/16)
Average Annual Total Returns - Research Portfolio - Institutional Shares	Column	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares, Research Portfolio	Institutional Shares		0.50%	13.08%	6.61%	7.71%	Sep. 13, 1993
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		Russell 1000® Growth Index	7.08%	14.50%	8.33%	8.60%	Sep. 13, 1993
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		S&P 500® Index	11.96%	14.66%	6.95%	9.13%	Sep. 13, 1993
Core Growth Index (reflects no deduction for fees, expenses, or taxes)		Core Growth Index	9.50%	14.59%	7.65%	8.90%	Sep. 13, 1993

The Portfolio’s primary benchmark index is the Russell 1000® Growth Index. The Portfolio also compares its performance to the S&P 500® Index and the Core Growth Index. The Core Growth Index was used to calculate the Portfolio’s performance fee adjustment for the fiscal year ended December 31, 2016. Effective May 1, 2017, the Portfolio’s performance fee adjustment will be calculated based on a combination of the Core Growth Index and Russell 1000® Growth Index for a period of 36 months as described further in the Portfolio’s statement of additional information. The indices are described below.
  The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.
  The S&P 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
  The Core Growth Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%).